Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Forbearance Balances (Details) - Mortgages - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,609	£ 1,571
Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	938	877
Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	671	694
Interest-only
Disclosure of credit risk exposure [line items]
Forbearance	368	292
Interest-only | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	219	112
Interest-only | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	149	180
Flexible
Disclosure of credit risk exposure [line items]
Forbearance	74	36
Flexible | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	55	19
Flexible | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	19	17
LTV >100%
Disclosure of credit risk exposure [line items]
Forbearance	12	10
LTV >100% | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	3	1
LTV >100% | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	9	9
Buy-to-let
Disclosure of credit risk exposure [line items]
Forbearance	23	15
Buy-to-let | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	16	11
Buy-to-let | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	£ 7	£ 4